Related Parties and Others - Significant Transactions, Trade Accounts and Notes Receivable and Payable Occurred in Normal Course of Business with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Sales and others	₩ 4,205,596	₩ 5,436,726	₩ 5,343,221
Dividend income	5,272	8,639	59,820
Purchase of raw material and others	555,463	637,355	1,154,517
Acquisition of property, plant and equipment	1,694,360	1,424,647	925,390
Outsourcing fees	71,403	90,789	80,723
Other costs	265,568	188,824	180,902
Trade accounts and notes receivable and others	564,887	1,062,789
Trade accounts and notes payable and others	682,311	581,704
Joint ventures [Member] | Suzhou Raken Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			59,388
Dividend income			29,902
Other costs			543
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,112	15,813	207,254
Dividend income	5,272	8,639	29,918
Purchase of raw material and others	371,130	389,303	921,592
Acquisition of property, plant and equipment	201,303	157,518	185,354
Outsourcing fees	71,403	90,789	80,723
Other costs	9,747	10,124	12,624
Trade accounts and notes receivable and others	2,000	2,750
Trade accounts and notes payable and others	101,279	88,287
Associates [Member] | New Optics Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others		1	2,469
Purchase of raw material and others			50,372
Outsourcing fees		4	7,569
Other costs		6	255
Associates [Member] | New Optics USA, Inc.[member]
Disclosure of transactions between related parties [Line Items]
Outsourcing fees			509
Associates [Member] | NEWOPTIX RS. SA DE CV [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			33
Associates [Member] | INVENIA Co., Ltd. (LIG INVENIA Co., Ltd.) [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			54
Dividend income	30
Purchase of raw material and others	1,608	1,862	1,429
Acquisition of property, plant and equipment	58,111	66,548	48,398
Other costs	896	2,259	261
Trade accounts and notes receivable and others	2,000	2,375
Trade accounts and notes payable and others	30,179	18,662
Associates [Member] | TLI Inc. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income			101
Purchase of raw material and others			57,429
Other costs			2,238
Associates [Member] | AVACO Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Dividend income			128
Purchase of raw material and others			703
Acquisition of property, plant and equipment			31,299
Other costs			1,373
Trade accounts and notes payable and others	4,382	2,949
Associates [Member] | AVATEC Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	530	530	265
Outsourcing fees	71,403	90,785	70,196
Other costs	905	720	1,027
Associates [Member] | Paju Electric Glass Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividend income	4,172	8,109	21,030
Purchase of raw material and others	364,183	380,815	453,463
Other costs	4,411	4,225	3,674
Trade accounts and notes payable and others	60,566	60,141
Associates [Member] | Shinbo Electric Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others		15,812	204,637
Purchase of raw material and others			355,607
Outsourcing fees			2,449
Other costs		21	1,097
Associates [Member] | Narenanotech corporation [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			17
Purchase of raw material and others		279	513
Acquisition of property, plant and equipment		21,727	24,821
Other costs		244	909
Associates [Member] | WooRee E&L Co Ltd [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	58
Other costs	144	175	32
Associates [Member] | YAS Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			44
Purchase of raw material and others	5,281	6,347	2,076
Acquisition of property, plant and equipment	143,192	69,243	80,836
Other costs	3,391	2,474	1,758
Trade accounts and notes receivable and others		375
Trade accounts and notes payable and others	6,145	6,474
Associates [Member] | LB Gemini new growth fund no.16 [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,112
Dividend income	540		8,394
Associates [Member] | WooRee E&L Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Trade accounts and notes payable and others	7	61
Entity that has significant influence over the controlling company [member] | LG Electronics Inc. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,215,153	1,689,381	1,580,279
Purchase of raw material and others	36,522	47,898	23,047
Acquisition of property, plant and equipment	1,041,563	906,427	538,175
Other costs	127,775	109,865	103,158
Trade accounts and notes receivable and others	247,679	550,335
Trade accounts and notes payable and others	430,677	257,071
Subsidiaries of the entity that has significant influence over the Controlling Company [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	2,989,331	3,731,532	3,496,300
Purchase of raw material and others	147,811	200,154	209,878
Acquisition of property, plant and equipment	451,494	360,702	201,861
Other costs	128,046	68,835	64,577
Trade accounts and notes receivable and others	315,208	509,704
Trade accounts and notes payable and others	150,355	236,346
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics India Pvt. Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	71,798	71,597	75,591
Other costs	103	163	69
Trade accounts and notes receivable and others	9,047	3,030
Trade accounts and notes payable and others	29
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Vietnam Haiphong Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	173,051	205,934	162,893
Acquisition of property, plant and equipment	4,541	8,892
Other costs	166	198	141
Trade accounts and notes receivable and others	25,544	36,017
Trade accounts and notes payable and others		3,917
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Nanjing New Technology Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	223,524	300,785	229,773
Acquisition of property, plant and equipment	424	245	293
Other costs	1,528	379	1,876
Trade accounts and notes receivable and others	43,463	46,373
Trade accounts and notes payable and others	139	699
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics RUS, LLC [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	106,631	103,479	127,316
Other costs	2,673	963	2,993
Trade accounts and notes receivable and others	22,570	25,102
Trade accounts and notes payable and others	90	80
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltda. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	192,775	228,821	133,903
Other costs	350	430	3,430
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Innotek Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	29,267	14,836	11,503
Purchase of raw material and others	147,453	199,896	209,878
Other costs	39,136	5,692	9,873
Trade accounts and notes receivable and others	2,885	407
Trade accounts and notes payable and others	47,382	62,675
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Qingdao LG Inspur Digital Communication Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	37,738	77,787	47,804
Trade accounts and notes receivable and others	3,530	13,061
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Inspur LG Digital Mobile Communications Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	131,970	230,832	370,966
Other costs	1		5
Trade accounts and notes receivable and others	13,172	55,278
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicalli, S.A. DE C.V [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			210,021
Other costs			77
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mlawa Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	740,784	847,565	709,558
Other costs	631	985	895
Trade accounts and notes receivable and others	70,236	136,874
Trade accounts and notes payable and others	33	25
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Taiwan Taipei Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	12,746	13,693	11,919
Other costs	330	164	27
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Wroclaw Sp. z o.o. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others			290,785
Other costs			99
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Hitachi Water Solutions Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	9,100
Acquisition of property, plant and equipment	304,365	318,978	167,987
Other costs	8,980	1,532	2,782
Trade accounts and notes receivable and others	9,100
Trade accounts and notes payable and others	50,425	154,864
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Reynosa, S.A. DE C.V. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	1,030,414	1,287,340	1,074,790
Other costs	2,021	1,926	1,907
Trade accounts and notes receivable and others	69,189	137,413
Trade accounts and notes payable and others	134	82
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Almaty Kazakhstan [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	3,759	14,079	15,953
Other costs	42	53	33
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Air-Conditioning (Shandong) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Purchase of raw material and others	330	255
Acquisition of property, plant and equipment	26,871	3,744	4,994
Other costs	7,264	2,621	259
Trade accounts and notes payable and others	17,654
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hi Entech Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	22,378	6,991
Other costs	29,215	34,432	25,365
Trade accounts and notes payable and others	16,816	6,679
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Hientech (Tianjin) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of property, plant and equipment	92,900	21,838	28,587
Other costs	23,880	11,822	10,613
Trade accounts and notes payable and others	16,345	5,600
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics S.A. Pty Ltd [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	7,244	14,155	21,236
Other costs	20	25	39
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	5,195	857	2,289
Purchase of raw material and others	28	3
Acquisition of property, plant and equipment	15	14
Other costs	11,480	7,264	₩ 4,094
Trade accounts and notes receivable and others	5,263	7,618
Trade accounts and notes payable and others	1,246	1,714
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Mexicali, S.A. DE C.V. [Member]
Disclosure of transactions between related parties [Line Items]
Sales and others	187,844	319,772
Other costs	210	186
Trade accounts and notes receivable and others	15,305	29,440
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics Egypt S.A.E. [member]
Disclosure of transactions between related parties [Line Items]
Sales and others	25,491
Other costs	16
Trade accounts and notes receivable and others	10,296
Trade accounts and notes payable and others		1
Subsidiaries of the entity that has significant influence over the Controlling Company [Member] | LG Electronics do Brasil Ltd [member]
Disclosure of transactions between related parties [Line Items]
Trade accounts and notes receivable and others	15,608	19,091
Trade accounts and notes payable and others	₩ 62	₩ 10